UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	October 31, 2018

WESTERN ASSET

OREGON MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide Oregon investors with as high a level of dividend income exempt from regular federal income tax* and Oregon state personal income taxes as is consistent with prudent investment management and the preservation of capital.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Oregon Municipals Fund for the six-month reporting period ended October 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2018

II	Western Asset Oregon Municipals Fund

Investment commentary

Economic review

Economic activity in the U.S. was mixed during the six months ended October 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that first quarter 2018 U.S. gross domestic product (“GDP”)i growth was 2.2%. GDP growth then accelerated to 4.2% during the second quarter of 2018 — the strongest reading since the third quarter of 2014. Finally, the U.S. Department of Commerce’s second reading for third quarter 2018 GDP growth — released after the reporting period ended — was 3.5%. The deceleration in GDP growth in the third quarter of 2018 reflected a downturn in exports and decelerations in nonresidential fixed investment and personal consumption expenditures. Imports increased in the third quarter after decreasing in the second. These movements were partly offset by an upturn in private inventory investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. As reported by the U.S. Department of Labor, when the reporting period ended on October 31, 2018, the unemployment rate was 3.7%, versus 3.8% when the period began. October 2018’s reading equaled the lowest unemployment rate since 1969. However, the percentage of longer-term unemployed rose during the reporting period. In October 2018, 22.5% of Americans looking for a job had been out of work for more than six months, versus 19.4% when the period began.

Western Asset Oregon Municipals Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept the federal funds rateiii on hold, but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. At its meeting that concluded on June 13, 2018, the Fed raised the federal funds rate to a range between 1.75% and 2.00%. Finally, at its meeting that ended on September 26, 2018, the Fed raised the federal funds rate to a range between 2.00% and 2.25%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended October 31, 2018. The yield for the two-year Treasury note began the reporting period at 2.49% and ended the period at 2.84%. The low for the period of 2.32% took place on May 29, 2018 and the peak for the period of 2.92% occurred on October 19 and 22, 2018. The yield for the ten-year Treasury began the reporting period at 2.95% and ended the period at 3.12%. The low for the period of 2.77% took place on May 29, 2018 and the high for the period of 3.23% took place on October 5, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart during the reporting period. For the six months ended October 31, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 0.46% and -0.19%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended October 31, 2018, Class A shares of Western Asset Oregon Municipals Fund, excluding sales charges, returned -0.02%. The Fund’s unmanaged benchmark, the Bloomberg Barclays Oregon Municipal Bond Indexvi, returned 0.31% for the same period. The Lipper Other States Municipal Debt Funds Category Average1 returned 0.20% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended October 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 269 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Western Asset Oregon Municipals Fund

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of October 31, 2018 (unaudited)
(excluding sales charges)	6 months
Western Asset Oregon Municipals Fund:
Class A	-0.02%
Class C	-0.40%
Class I	-0.04%
Bloomberg Barclays Oregon Municipal Bond Index	0.31%
Lipper Other States Municipal Debt Funds Category Average	0.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended October 31, 2018 for Class A, Class C and Class I shares were 2.27%, 1.82% and 2.52%, respectively. Absent current fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C and Class I shares would have been 2.02%, 1.56% and 2.23%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated August 31, 2018, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.89%, 1.45% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.30% for Class C shares and 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time

Western Asset Oregon Municipals Fund	V

Investment commentary (cont’d)

the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2018

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. As a non-diversified fund, the Fund can invest a larger percentage of its assets in fewer issues than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. High-yield bonds, known as “junk bonds”, involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Oregon Municipals Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi	The Bloomberg Barclays Oregon Municipal Bond Index is a market value weighted index of Oregon investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

Western Asset Oregon Municipals Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of October 31, 2018 and April 30, 2018. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2018 and held for the six months ended October 31, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.02%	$1,000.00	$999.80	0.75%	$3.78	Class A	5.00%	$1,000.00	$1,021.42	0.75%	$3.82
Class C	-0.40	1,000.00	996.00	1.30	6.54	Class C	5.00	1,000.00	1,018.65	1.30	6.61
Class I	-0.04	1,000.00	999.60	0.60	3.02	Class I	5.00	1,000.00	1,022.18	0.60	3.06

2	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

[1]	For the six months ended October 31, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — October 31, 2018

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Oregon Municipal Bond Index
WA OR	— Western Asset Oregon Municipals Fund

4	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — October 31, 2018

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Oregon Municipal Bond Index
WA OR	— Western Asset Oregon Municipals Fund

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	5

Schedule of investments (unaudited)

October 31, 2018

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 94.4%
Education — 16.3%
Oregon Health & Science University, Refunding, Series B	5.000%	7/1/35	$850,000	$945,285
Oregon State Facilities Authority, Senior College in Student Housing Project A, XLCA	5.250%	7/1/25	1,210,000	1,210,835
Oregon State University, Series A	5.000%	4/1/45	2,000,000	2,212,080
University of Oregon:
Series A	5.000%	4/1/46	5,000,000	5,475,650
Series A	5.000%	4/1/48	1,000,000	1,112,610
Total Education				10,956,460
Health Care — 20.1%
Clackamas County Hospital Facility Authority, Refunding, Senior Living, Willamette View Project	5.000%	11/15/47	250,000	262,985
Hospital Facilities Authority of Multnomah County, OR, Adventist Health, Series A	5.125%	9/1/40	2,500,000	2,554,975
Oregon State Facilities Authority:
Providence Health & Services	5.000%	10/1/45	900,000	966,231
Refunding, Legacy Health Project, Series A	5.000%	6/1/46	750,000	804,690
Refunding, Peacehealth, Series A	5.000%	11/1/39	5,000,000	5,102,450
Refunding, Samaritan Health Services Project	5.000%	10/1/46	1,000,000	1,056,800
Salem Hospital Facility Authority, Capital Manor Project	5.000%	5/15/43	630,000	672,323
Umatilla County Hospital Facility Authority:
Catholic Health Initiatives, Series A	5.000%	5/1/22	615,000	620,135
Unrefunded, Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,027,413
Yamhill County Hospital Authority, Refunding, Friendsview Retirement Community	5.000%	11/15/46	400,000	413,900
Total Health Care				13,481,902
Industrial Revenue — 1.5%
Oregon State Business Development Commission, Intel Corp. Project, Series 232	2.400%	8/14/23	1,000,000	992,380	(a)(b)
Total Industrial Revenue				992,380
Leasing — 4.9%
Metro, OR, Oregon Convention Center Hotel	5.000%	6/15/47	3,000,000	3,292,440
Local General Obligation — 19.2%
Lane & Douglas Counties School District No 28J Fern Ridge, GO, Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/33	2,115,000	2,365,987
Lane County School District No 19 Springfield, GO, CAB, Series B, School Board Guaranty	0.000%	6/15/35	2,435,000	1,242,434
Marion County School District No 103 Woodburn, GO:
School Board Guaranty	5.000%	6/15/34	1,000,000	1,123,700
School Board Guaranty	5.000%	6/15/35	1,000,000	1,121,780

See Notes to Financial Statements.

6	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Local General Obligation — continued
Marion County School District No 15 North Marion, GO:
Series B, School Board Guaranty	5.000%	6/15/34	$425,000	$483,370
Series B, School Board Guaranty	5.000%	6/15/36	1,000,000	1,128,550
Multnomah County School District No. 7 Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,227,680
Washington Clackamas & Yamhill Counties School District No 88J, GO, Sherwood, Series B, School Board Guaranty	5.000%	6/15/33	1,250,000	1,423,325
Washington County School District No 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/38	2,500,000	2,790,650
Total Local General Obligation				12,907,476
Power — 0.9%
Main Street Natural Gas Inc., Subordinated Series E, (SIFMA Municipal Swap Index Yield + 0.570%)	2.180%	12/1/23	600,000	599,118	(a)(b)
Pre-Refunded/Escrowed to Maturity — 13.6%
Oregon Health & Science University, Series A	5.750%	7/1/39	4,900,000	5,021,422	(c)
Oregon State Lottery:
Series A	5.000%	4/1/28	1,000,000	1,013,030	(c)
Series A	5.000%	4/1/29	1,750,000	1,772,802	(c)
State of Oregon Department of Administrative Services, COP, Series A	5.000%	5/1/29	1,300,000	1,320,306	(c)
Total Pre-Refunded/Escrowed to Maturity				9,127,560
Special Tax Obligation — 3.7%
Keizer, OR, Keizer Station Area A, Special Assessment	5.200%	6/1/31	1,025,000	1,027,450
Portland, OR, Series C, Tax Allocation	5.000%	6/15/29	1,000,000	1,077,700
Virgin Islands Public Finance Authority, Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	380,000	382,850
Total Special Tax Obligation				2,488,000
State General Obligation — 5.0%
State of Oregon, GO, Higher Education, Series C	5.000%	8/1/43	3,000,000	3,322,800
Transportation — 7.4%
Port of Portland, OR Airport Revenue, Series 22	5.000%	7/1/44	1,500,000	1,605,870	(d)
Tri-County Metropolitan Transportation District of Oregon, Series A	5.000%	9/1/48	3,000,000	3,343,980
Total Transportation				4,949,850
Water & Sewer — 1.8%
Clackamas River Water, Water Revenue	5.000%	11/1/43	1,000,000	1,097,460
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Senior Lien, Series A	5.250%	7/1/42	120,000	111,300
Total Water & Sewer				1,208,760
Total Investments before Short-Term Investments (Cost — $63,659,575)				63,326,746

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

October 31, 2018

Western Asset Oregon Municipals Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 5.2%
Municipal Bonds — 5.2%
General — 2.1%
New York City TFA Future Tax Secured Revenue, Subordinated Series 2A, SPA — Dexia Credit Local	1.580%	11/1/22	$1,100,000	$1,100,000	(e)(f)
New York State Urban Development Corp., State Facilities A3A, SPA — JP Morgan Chase Bank	1.610%	3/15/33	300,000	300,000	(e)(f)
Total General				1,400,000
Health Care — 2.1%
Harris County Cultural Education Facilities Finance Corp., Methodist Hospital, Subordinated Series C-1	1.540%	12/1/24	400,000	400,000	(e)(f)
Oregon State Facilities Authority, Peacehealth, Series A	1.580%	8/1/34	1,000,000	1,000,000	(e)(f)
Total Health Care				1,400,000
Housing — 0.1%
California Statewide CDA, 1030 Post Street Apartments	1.660%	2/1/39	100,000	100,000	(e)(f)
Industrial Revenue — 0.3%
County of Uinta, WY, Refunding, Chevron USA Inc. Project	1.560%	8/15/20	100,000	100,000	(e)(f)
Walker County Economic & Industrial Development Authority, Alabama Power Co. Plant Project	1.620%	12/1/36	100,000	100,000	(e)(f)
Total Industrial Revenue				200,000
State General Obligation — 0.6%
New York City, NY, GO:
Subordinated Series D-3, SPA — JP Morgan Chase Bank	1.510%	8/1/38	100,000	100,000	(e)(f)
Subordinated Series H-5, LOC — Dexia Credit Local	1.580%	3/1/34	300,000	300,000	(e)(f)
Total State General Obligation				400,000
Total Short-Term Investments (Cost — $3,500,000)				3,500,000
Total Investments — 99.6% (Cost — $67,159,575)				66,826,746
Other Assets in Excess of Liabilities — 0.4%				286,966
Total Net Assets — 100.0%				$67,113,712

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are

See Notes to Financial Statements.

8	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Western Asset Oregon Municipals Fund

benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
LOC	— Letter of Credit
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
XLCA	— XL Capital Assurance

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	11.3%
AA/Aa	73.0
A	7.1
BBB/Baa	5.0
CCC/Caa	0.6
CC/Ca	0.2
NR***	2.8
100.0%

*	As a percentage of total investments.

**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

October 31, 2018

Assets:
Investments, at value (Cost — $67,159,575)	$66,826,746
Cash	21,431
Interest receivable	926,622
Receivable for Fund shares sold	1,645
Prepaid expenses	20,157
Total Assets	67,796,601

Liabilities:
Payable for Fund shares repurchased	574,258
Distributions payable	15,814
Investment management fee payable	14,026
Service and/or distribution fees payable	11,056
Trustees’ fees payable	93
Accrued expenses	67,642
Total Liabilities	682,889
Total Net Assets	$67,113,712

Net Assets:
Par value (Note 7)	$68
Paid-in capital in excess of par value	69,983,174
Undistributed net investment income	69,414
Accumulated net realized loss on investments and futures contracts	(2,606,115)
Net unrealized depreciation on investments	(332,829)
Total Net Assets	$67,113,712

Net Assets:
Class A	$37,505,556
Class C	$10,467,889
Class I	$19,140,267

Shares Outstanding:
Class A	3,788,661
Class C	1,062,414
Class I	1,932,493

Net Asset Value:
Class A (and redemption price)	$9.90
Class C*	$9.85
Class I (and redemption price)	$9.90
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$10.34

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

10	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended October 31, 2018

Investment Income:
Interest	$1,495,246

Expenses:
Investment management fee (Note 2)	177,951
Service and/or distribution fees (Notes 2 and 5)	69,428
Registration fees	24,996
Transfer agent fees (Note 5)	21,899
Fund accounting fees	21,559
Audit and tax fees	15,880
Shareholder reports	14,108
Legal fees	13,960
Trustees’ fees	956
Insurance	896
Commitment fees (Note 8)	404
Interest expense	397
Custody fees	263
Miscellaneous expenses	3,436
Total Expenses	366,133
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(82,766)
Net Expenses	283,367
Net Investment Income	1,211,879

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(139,902)
Futures contracts	7,092
Net Realized Loss	(132,810)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(1,108,364)
Net Loss on Investments and Futures Contracts	(1,241,174)
Decrease in Net Assets From Operations	$(29,295)

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended October 31, 2018 (unaudited) and the Year Ended April 30, 2018	October 31	April 30

Operations:
Net investment income	$1,211,879	$2,530,336
Net realized gain (loss)	(132,810)	615,999
Change in net unrealized appreciation (depreciation)	(1,108,364)	(1,715,192)
Increase (Decrease) in Net Assets From Operations	(29,295)	1,431,143

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(1,173,892)	(2,473,038)
Decrease in Net Assets From Distributions to Shareholders	(1,173,892)	(2,473,038)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,009,679	14,986,739
Reinvestment of distributions	1,090,704	2,310,755
Cost of shares repurchased	(10,938,326)	(25,661,560)
Decrease in Net Assets From Fund Share Transactions	(2,837,943)	(8,364,066)
Increase (Decrease) in Net Assets	(4,041,130)	9,405,961

Net Assets:
Beginning of period	71,154,842	80,560,803
End of period*	$67,113,712	$71,154,842
*Includes undistributed net investment income of:	$69,414	$31,427

See Notes to Financial Statements.

12	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class A Shares[1]	2018[2]		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.07		$10.22	$10.70	$10.64	$10.43	$11.11

Income (loss) from operations:
Net investment income	0.18		0.34	0.34	0.36	0.39	0.41
Net realized and unrealized gain (loss)	(0.18)		(0.16)	(0.48)	0.07	0.21	(0.68)
Total income (loss) from operations	0.00	[3]	0.18	(0.14)	0.43	0.60	(0.27)

Less distributions from:
Net investment income	(0.17)		(0.33)	(0.34)	(0.37)	(0.39)	(0.41)
Total distributions	(0.17)		(0.33)	(0.34)	(0.37)	(0.39)	(0.41)

Net asset value, end of period	$9.90		$10.07	$10.22	$10.70	$10.64	$10.43
Total return[4]	(0.02)%		1.74%	(1.29)%	4.10%	5.80%	(2.37)%

Net assets, end of period (000s)	$37,506		$41,372	$45,288	$51,120	$44,689	$43,215

Ratios to average net assets:
Gross expenses	0.97%[5]		0.89%	0.83%	0.83%	0.85%	0.85%
Net expenses[6,7]	0.75	[5]	0.75	0.75	0.75	0.75	0.75
Net investment income	3.45	[5]	3.27	3.23	3.37	3.66	3.92

Portfolio turnover rate	12%		18%	14%	8%	11%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2018 (unaudited).

[3]	Represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class C Shares[1]	2018[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.03	$10.17	$10.65	$10.59	$10.38	$11.05

Income (loss) from operations:
Net investment income	0.15	0.28	0.28	0.30	0.33	0.35
Net realized and unrealized gain (loss)	(0.19)	(0.15)	(0.47)	0.07	0.21	(0.67)
Total income (loss) from operations	(0.04)	0.13	(0.19)	0.37	0.54	(0.32)

Less distributions from:
Net investment income	(0.14)	(0.27)	(0.29)	(0.31)	(0.33)	(0.35)
Total distributions	(0.14)	(0.27)	(0.29)	(0.31)	(0.33)	(0.35)

Net asset value, end of period	$9.85	$10.03	$10.17	$10.65	$10.59	$10.38
Total return[3]	(0.40)%	1.27%	(1.86)%	3.53%	5.23%	(2.84)%

Net assets, end of period (000s)	$10,468	$12,420	$15,008	$17,346	$18,640	$19,635

Ratios to average net assets:
Gross expenses	1.53%[4]	1.45%	1.40%	1.39%	1.42%	1.43%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	2.89 [4]	2.73	2.68	2.83	3.11	3.38

Portfolio turnover rate	12%	18%	14%	8%	11%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2018 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

14	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended April 30, unless otherwise noted:
Class I Shares[1]	2018[2]		2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.08		$10.22	$10.70	$10.65	$10.44	$11.11

Income (loss) from operations:
Net investment income	0.18		0.35	0.35	0.37	0.40	0.42
Net realized and unrealized gain (loss)	(0.18)		(0.15)	(0.47)	0.06	0.21	(0.67)
Total income (loss) from operations	0.00	[3]	0.20	(0.12)	0.43	0.61	(0.25)

Less distributions from:
Net investment income	(0.18)		(0.34)	(0.36)	(0.38)	(0.40)	(0.42)
Total distributions	(0.18)		(0.34)	(0.36)	(0.38)	(0.40)	(0.42)

Net asset value, end of period	$9.90		$10.08	$10.22	$10.70	$10.65	$10.44
Total return[4]	(0.04)%		1.99%	(1.15)%	4.16%	5.95%	(2.13)%

Net assets, end of period (000s)	$19,140		$17,363	$20,265	$16,680	$13,241	$10,649

Ratios to average net assets:
Gross expenses	0.85%[5]		0.79%	0.76%	0.76%	0.80%	0.84%
Net expenses[6,7]	0.60	[5]	0.60	0.60	0.60	0.60	0.60
Net investment income	3.61	[5]	3.43	3.39	3.52	3.81	4.07

Portfolio turnover rate	12%		18%	14%	8%	11%	1%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended October 31, 2018 (unaudited).

[3]	Represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	15

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds†	—	$63,326,746	—	$63,326,746
Short-term investments†	—	3,500,000	—	3,500,000
Total investments	—	$66,826,746	—	$66,826,746

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Oregon.

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

18	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of October 31, 2018, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

20	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.500%
Over $500 million	0.480

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.30% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended October 31, 2018, fees waived and/or expenses reimbursed amounted to $82,766.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended October 31, 2018, LMIS and its affiliates retained sales charges of $2,066 on sales of the Fund’s Class A shares. In addition, for the six months ended October 31, 2018, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$962	$717

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subad-viser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended October 31, 2018, such purchase and sale transactions (excluding accrued interest) were $8,800,000 and $8,050,000, respectively.

3. Investments

During the six months ended October 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$8,581,380
Sales	13,064,405

At October 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$67,159,575	$719,362	$(1,052,191)	$(332,829)

4. Derivative instruments and hedging activities

At October 31, 2018, the Fund did not have any derivative instruments outstanding.

The following table provides information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended October 31, 2018. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$7,092

22	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

During the six months ended October 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)†	$136,959
†	At October 31, 2018, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended October 31, 2018, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$29,907	$10,222
Class C	39,521	3,493
Class I	—	8,184
Total	$69,428	$21,899

For the six months ended October 31, 2018, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$44,209
Class C	13,077
Class I	25,480
Total	$82,766

6. Distributions to shareholders by class

	Six Months Ended October 31, 2018	Year Ended April 30, 2018
Net Investment Income:
Class A	$665,801	$1,448,595
Class C	157,169	374,134
Class I	350,922	650,309
Total	$1,173,892	$2,473,038

7. Shares of beneficial interest

At October 31, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended October 31, 2018		Year Ended April 30, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	113,223	$1,141,814	590,336	$6,050,898
Shares issued on reinvestment	61,969	623,072	133,488	1,367,451
Shares repurchased	(493,823)	(4,971,008)	(1,048,096)	(10,729,055)
Net decrease	(318,631)	$(3,206,122)	(324,272)	$(3,310,706)

Class C
Shares sold	23,809	$237,557	105,304	$1,078,618
Shares issued on reinvestment	14,688	147,001	34,238	349,125
Shares repurchased	(214,918)	(2,154,125)	(376,256)	(3,841,995)
Net decrease	(176,421)	$(1,769,567)	(236,714)	$(2,414,252)

Class I
Shares sold	557,256	$5,630,308	766,445	$7,857,223
Shares issued on reinvestment	31,885	320,631	57,984	594,179
Shares repurchased	(379,500)	(3,813,193)	(1,083,747)	(11,090,510)
Net increase (decrease)	209,641	$2,137,746	(259,318)	$(2,639,108)

8. Redemption facility

The Fund and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Variable Income Trust, and Master Portfolio Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 19, 2018. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended October 31, 2018, the Fund incurred a commitment fee in the amount of $404. The Fund did not utilize the Redemption Facility during the six months ended October 31, 2018.

9. Capital loss carryforward

As of April 30, 2018, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
4/30/2019	$(231,554)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $2,244,133, which have no expiration date, must be used first to offset any such gains.

24	Western Asset Oregon Municipals Fund 2018 Semi-Annual Report

10. Subsequent Event

Effective November 19, 2018, the Redemption Facility was renewed for a 364-day term. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets.

Western Asset Oregon Municipals Fund 2018 Semi-Annual Report	25

Western Asset

Oregon Municipals Fund

Trustees

Elliot J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Susan M. Heilbron

Chair

Susan B. Kerley

R. Richardson Pettit

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon (“BNY”)

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Oregon Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Oregon Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Oregon Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investors Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02820 12/18 SR18-3481

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: December 21, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: December 21, 2018